CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021		129,028,278
Beginning balance at Dec. 31, 2021	$ 555,199	$ 0	$ 757,003	$ (87)	$ (201,717)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares of common stock issued in connection with incentive stock plan (in shares)		189,638
Shares of common stock issued in connection with incentive stock plan	338		338
Stock-based compensation	7,493		7,493
Net loss	(54,117)				(54,117)
Other comprehensive income (loss)	(354)			(354)
Ending balance (in shares) at Mar. 31, 2022		129,217,916
Ending balance at Mar. 31, 2022	508,559	$ 0	764,834	(441)	(255,834)
Beginning balance (in shares) at Dec. 31, 2021		129,028,278
Beginning balance at Dec. 31, 2021	555,199	$ 0	757,003	(87)	(201,717)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(169,333)
Ending balance (in shares) at Sep. 30, 2022		129,753,672
Ending balance at Sep. 30, 2022	410,588	$ 0	781,973	(335)	(371,050)
Beginning balance (in shares) at Mar. 31, 2022		129,217,916
Beginning balance at Mar. 31, 2022	508,559	$ 0	764,834	(441)	(255,834)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares of common stock issued in connection with incentive stock plan (in shares)		332,381
Shares of common stock issued in connection with incentive stock plan	565		565
Stock-based compensation	8,316		8,316
Net loss	(58,992)				(58,992)
Other comprehensive income (loss)	(116)			(116)
Ending balance (in shares) at Jun. 30, 2022		129,550,297
Ending balance at Jun. 30, 2022	458,332	$ 0	773,715	(557)	(314,826)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares of common stock issued in connection with incentive stock plan (in shares)		203,375
Shares of common stock issued in connection with incentive stock plan	269		269
Stock-based compensation	7,989		7,989
Net loss	(56,224)				(56,224)
Other comprehensive income (loss)	222			222
Ending balance (in shares) at Sep. 30, 2022		129,753,672
Ending balance at Sep. 30, 2022	$ 410,588	$ 0	781,973	(335)	(371,050)
Beginning balance (in shares) at Dec. 31, 2022	130,079,097	130,079,097
Beginning balance at Dec. 31, 2022	$ 363,605	$ 0	788,992	(493)	(424,894)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,530		4,530
Net loss	(57,068)				(57,068)
Other comprehensive income (loss)	87			87
Ending balance (in shares) at Mar. 31, 2023		130,079,097
Ending balance at Mar. 31, 2023	$ 311,154	$ 0	793,522	(406)	(481,962)
Beginning balance (in shares) at Dec. 31, 2022	130,079,097	130,079,097
Beginning balance at Dec. 31, 2022	$ 363,605	$ 0	788,992	(493)	(424,894)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (143,162)
Ending balance (in shares) at Sep. 30, 2023	130,079,097	130,079,097
Ending balance at Sep. 30, 2023	$ 234,024	$ 0	802,605	(525)	(568,056)
Beginning balance (in shares) at Mar. 31, 2023		130,079,097
Beginning balance at Mar. 31, 2023	311,154	$ 0	793,522	(406)	(481,962)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,413		4,413
Net loss	(18,662)				(18,662)
Other comprehensive income (loss)	(389)			(389)
Ending balance (in shares) at Jun. 30, 2023		130,079,097
Ending balance at Jun. 30, 2023	296,516	$ 0	797,935	(795)	(500,624)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,670		4,670
Net loss	(67,432)			0	(67,432)
Other comprehensive income (loss)	$ 270			270
Ending balance (in shares) at Sep. 30, 2023	130,079,097	130,079,097
Ending balance at Sep. 30, 2023	$ 234,024	$ 0	$ 802,605	$ (525)	$ (568,056)